Note 8 - Stockholders' Equity (Details) - Summary of Stock Options (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding - Number Outstanding (in Shares)	7,430,225
Options Outstanding - Weighted-Average Remaining Contractual Life	7 years 288 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.47
Options Exercisable - Number Exercisable (in Shares)	4,416,292
Options Exercisable - Weighted-Average Remaining Contractual Life	7 years 14 days
Options Exercisable - Weighted-Average Exercise Price	$ 1.68
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 0.88
Range of Exercise Prices, Upper Range	$ 1.26
Options Outstanding - Number Outstanding (in Shares)	3,375,650
Options Outstanding - Weighted-Average Remaining Contractual Life	7 years 113 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.01
Options Exercisable - Number Exercisable (in Shares)	1,189,384
Options Exercisable - Weighted-Average Remaining Contractual Life	6 years 131 days
Options Exercisable - Weighted-Average Exercise Price	$ 0.97
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 1.40
Range of Exercise Prices, Upper Range	$ 2.13
Options Outstanding - Number Outstanding (in Shares)	3,948,450
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 105 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.74
Options Exercisable - Number Exercisable (in Shares)	3,120,783
Options Exercisable - Weighted-Average Remaining Contractual Life	7 years 146 days
Options Exercisable - Weighted-Average Exercise Price	$ 1.79
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range	$ 3.20
Range of Exercise Prices, Upper Range	$ 9.64
Options Outstanding - Number Outstanding (in Shares)	106,125
Options Outstanding - Weighted-Average Remaining Contractual Life	4 years 62 days
Options Outstanding - Weighted-Average Exercise Price	$ 6.16
Options Exercisable - Number Exercisable (in Shares)	106,125
Options Exercisable - Weighted-Average Remaining Contractual Life	4 years 62 days
Options Exercisable - Weighted-Average Exercise Price	$ 6.16